TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA PARTNERS FUNDS GROUP II

Supplement to the Currently Effective Statement of Additional Information

dated May 1, 2017

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The changes noted below are effective immediately. John E. Pelletier has been appointed an independent member of the Board of Trustees of Transamerica Partners Funds Group and Transamerica Partners Funds Group II effective as of July 12, 2017.

The following replaces in its entirety the fourth paragraph under the heading “Board Members and Officers” sub-section of the Statement of Additional Information under the heading “Management of the Trusts”:

The funds are among the funds managed and sponsored by TAM (collectively, “Transamerica Fund Family”). The Transamerica Fund Family consists of (i) Transamerica ETF Trust (“TET”); (ii) Transamerica Funds (“TF”); (iii) Transamerica Series Trust (“TST”); (iv) Transamerica Partners Funds Group (“TPFG”); (v) Transamerica Partners Funds Group II (“TPFG II”); (vi) Transamerica Partners Portfolios (“TPP”); and (vii) Transamerica Asset Allocation Variable Funds (“TAAVF”). As of August 1, 2017, Transamerica Fund Family consists of 141 funds.

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The following replaces the corresponding information appearing in the table contained in the “Board Members and Officers” sub-section of the Statement of Additional Information under the heading “Management of the Trusts”:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INTERESTED BOARD MEMBERS
Marijn P. Smit (43)	Chairman of the Board, President and Chief Executive Officer	Since 2014

Chairman of the Board, President and Chief Executive Officer, TF, TST, TPP, TPFG, TPFG II and TAAVF (2014 – present);

Chairman of the Board, President and Chief Executive Officer, TET (2017 – present);

Chairman of the Board, President and Chief Executive Officer, Transamerica Income Shares, Inc. (“TIS”) (2014 – 2015);

Director, Chairman of the Board, President and Chief Executive Officer, Transamerica Asset Management, Inc. (“TAM”) and Transamerica Fund Services, Inc. (“TFS”) (2014 – present);

President, Investment Solutions, Transamerica Investments & Retirement (2014 – 2016);

Vice President, Transamerica Premier Life Insurance Company (2010 – 2016);

Vice President, Transamerica Life Insurance Company (2010 – present);

Senior Vice President, Transamerica Financial Life Insurance Company (2013 – 2016);

Senior Vice President, Transamerica Retirement Advisors, Inc. (2013 – 2016);

Senior Vice President, Transamerica Retirement Solutions Corporation (2012 – present); and

President and Director, Transamerica Stable Value Solutions, Inc. (2010 – 2016).

				141	Director, Massachusetts Fidelity Trust Company (2014 - present); Director, Aegon Global Funds (since 2016)

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The following supplements the information appearing in the table contained in the “Board Members and Officers” sub-section of the Statement of Additional Information under the heading “Management of the Trusts”:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INDEPENDENT BOARD MEMBERS
John E. Pelletier (53)	Board Member	Since 2017	Board Member, TF, TST, TPP, TPFG, TPFG II and TAAVF (2017 – present); Director, Center for Financial Literacy, Champlain College (2010 – present); Founder and Principal, Sterling Valley Consulting LLC (a financial services consulting firm) (2009 – present); Independent Director, The Sentinel Funds and Sentinel Variable Products Trust (2013 – present); Chief Legal Officer, Eaton Vance Corp. (2007 – 2008); and Executive Vice President and Chief Operating Officer, Natixis Global Associates (2004 - 2007); General Counsel (1997 – 2004).	136	N/A

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The “Number of Funds in Complex Overseen by Board Member” column for each of the other Board Members is 136.

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The following replaces in its entirety the first, second and third paragraphs after the “Officers” table under the heading “Board Members and Officers” sub-section of the Statement of Additional Information under the heading “Management of the Trusts”:

If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown. No officer of the Trusts, except for the Chief Compliance Officer, receives any compensation from the Trusts.

Each of the Board Members, other than Mr. Jennings, Mr. Pelletier, Mr. Smit and Mr. Warrick, previously served as a trustee or director of the TAM, Diversified or Premier fund family, and each Board Member was thus initially selected by the board of the applicable predecessor fund family. In connection with the consolidation of all “manager of managers” investment advisory services within Transamerica in 2007, a single board was established to oversee the TAM and Diversified fund families, and each of the Board Members, other than Ms. Bane, Mr. Jennings, Mr. Pelletier, Mr. Smit and Mr. Warrick, joined the Board at that time. The Board was established with a view both to ensuring continuity of representation by board members of the TAM and Diversified fund families on the Board and in order to establish a Board with experience in and focused on overseeing various types of funds, which experience would be further developed and enhanced over time. Ms. Bane joined the Board in 2008 when the Premier fund family was consolidated into the Transamerica Fund Family. Mr. Jennings joined the Board in 2009. Mr. Warrick joined the Board in 2012. Mr. Smit joined the Board in 2014. Mr. Pelletier joined the Board in 2017.

The Board believes that each Board Member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Board Members’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with TAM, the sub-advisers, other services providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: his or her character and integrity; such person’s service as a board member of a predecessor fund family (other than Mr. Jennings, Mr. Pelletier, Mr. Smit and Mr. Warrick); such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Board Member; the fact that such person’s service would be consistent with the requirements of the retirement policies of the Trust; as to each Board Member other than Mr. Smit and Mr. Warrick, his or her status as not being an “interested person” as defined in the 1940 Act; as to Mr. Smit, his status as a representative of TAM; and, as to Mr. Warrick, his former service in various executive positions for certain affiliates of TAM. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Board Member: Ms. Bane, accounting experience and experience as a board member of multiple organizations; Mr. Hill, financial and entrepreneurial experience as an executive, owner and consultant; Mr. Jennings, investment management experience as an executive of investment management organizations and portfolio manager; Mr. Kimball, business experience as an executive; Mr. Pelletier, securities industry and fund legal experience, entrepreneurial experience as an executive, owner and consultant, and board experience; Ms. Sawyer, management consulting and board experience; Mr. Waechter, securities industry and fund accounting and fund compliance experience, legal experience and board experience; Mr. Smit, investment management and insurance experience as an executive and leadership roles with TAM and affiliated entities; and Mr. Warrick, financial services industry experience as an executive and consultant with various TAM affiliates and other entities. References to the qualifications, attributes and skills of Board Members are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Board Member as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

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The following is added at the bottom of each table in the “Trustee Ownership of Equity Securities” and “Compensation Table” sub-sections of the Statement of Additional Information under the heading “Management of the Trusts”:

Note: Information is not shown for John E. Pelletier as Mr. Pelletier became a Trustee on July 12, 2017.

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Investors Should Retain this Supplement for Future Reference

August 3, 2017